CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Net income	$ 375	$ 260	$ 185
Other comprehensive loss, net of tax:
Foreign currency translations adjustments	51	(79)	23
Pension and other postretirement benefits adjustments	(231)	(182)	(28)
Other, net	(1)	(1)	(2)
Other comprehensive loss	(181)	(262)	(7)
Comprehensive income (loss)	194	(2)	178
Comprehensive income attributable to noncontrolling interests	(9)	(2)	(4)
Comprehensive income (loss) attributable to Huntsman International LLC	$ 185	$ (4)	$ 174